Segmented Information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 46	$ 49	$ 43	$ 95	$ 84
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment			$ 1		$ 1